Financial assets and liabilities (Details 4) - ARS ($)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Non-current loans and borrowings	$ 286,373,907,000	$ 140,883,742,000
Current Loans And Borrowings	48,810,618,000	56,632,669,000
Long Term Loans for Project Financing
Statement [Line Items]
Non-current loans and borrowings	208,087,574,000	140,883,742,000
Current Loans And Borrowings	45,835,886,000	34,239,411,000
Corporate bonds CPSA Program
Statement [Line Items]
Non-current loans and borrowings	78,286,333,000	0
Current Loans And Borrowings	1,231,627	0
Bank and Investment Accounts Overdrafts
Statement [Line Items]
Current Loans And Borrowings	1,743,105,000	6,560,210,000
Corporate bonds Manque and Los Olivos Program
Statement [Line Items]
Non-current loans and borrowings	$ 0	$ 15,833,048